CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash Flows from operating activities:
Net income/(loss)	$ 13,437	$ (102,341)	$ 36,089
Adjustments to reconcile net income/(loss) to net cash provided by operating activities
Depreciation	106,178	77,045	60,906
Amortization of deferred drydocking and special survey costs	5,800	7,426	8,295
Impairment loss		71,509
Write off of finance and other costs		1,084	412
Amortization of finance costs	9,700	1,340	889
Exit fee accrued on debt	1,592
Payments for drydocking and special survey costs deferred	(7,218)	(3,122)	(7,259)
Gain on sale of vessels		(1,916)
Stock based compensation	2,182	1,685	47
Change in fair value of warrants	2,253
Amortization of deferred realized losses on interest rate swaps	1,575	473	66
Unrealized (gain)/loss on derivatives	(10,537)	48,406	29,431
Realized losses on cash flow hedges deferred in Other Comprehensive Loss	(31,320)	(38,504)	(36,298)
(Increase)/decrease in:
Accounts receivable	(64)	(380)	(2,613)
Inventories	(6,269)	(2,265)	417
Prepaid expenses	113	(368)	(57)
Due from related parties	1,978	(2,459)	(1,529)
Other assets, current and non-current	(10,352)	(13,857)	(273)
Increase/(decrease) in:
Accounts payable	396	4,905	(4,059)
Accrued liabilities	(15,853)	27,544	10,992
Unearned revenue, current and long term	(4,404)	1,857	(3,020)
Other liabilities, current and long-term	305	730	730
Net cash provided by operating activities	59,492	78,792	93,166
Cash flows from investing activities:
Vessels under construction and vessels additions	(644,593)	(589,512)	(375,220)
Net proceeds from sale of vessels and deposits received from vessel sale		1,764	2,311
Net cash used in investing activities	(644,593)	(587,748)	(372,909)
Cash flows from financing activities:
Proceeds from long-term debt	482,286	437,399	267,043
Payments on long-term debt	(45,369)	(208,751)	(32,219)
Proceeds from equity issuance		200,000
Treasury stock purchased		(50)
Deferred finance costs	(30,287)	(7,421)	(6,438)
Deferred public offering costs			(384)
(Increase)/Decrease in restricted cash	(2)	195,564	53,071
Net cash provided by financing activities	406,628	616,741	281,073
Net increase in cash and cash equivalents	(178,473)	107,785	1,330
Cash and cash equivalents, beginning of year	229,835	122,050	120,720
Cash and cash equivalents, end of year	51,362	229,835	122,050
Supplementary Cash Flow information
Cash paid for interest, net of capitalized interest	53,741	38,590	36,502
Non-cash capitalized interest on vessels under construction	1,401	8,557	8,675
Non-cash other predelivery expenses on vessels under construction	410
Final progress payments for delivered vessels financed under Vendor Financing arrangement	65,145
Non-cash deferred financing fees	56,519	3,505
Progress payments of vessels under construction accrued			$ 37,388